CUSTOMER FRAUD LOSS (Details)	12 Months Ended
	Sep. 30, 2015 USD ($) customer	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)
CUSTOMER FRAUD LOSS
Charge-off of unsecured amount	$ (2,947,433)	$ (5,993,644)	$ (15,685,376)
Recovery received from insurance carrier, recorded as other noninterest income	2,000,000
Maximum
CUSTOMER FRAUD LOSS
Insurance claim under fidelity bond to be filed	5,000,000
Commercial Loan
CUSTOMER FRAUD LOSS
Charge-off of unsecured amount	$ (419,205)	$ (1,898,975)	(8,179,343)
Commercial Loan | Customer [Member]
CUSTOMER FRAUD LOSS
Number of customers by which an elaborate fraud perpetrated against bank is uncovered | customer	1
Aggregate outstanding loan amount			7,000,000
Collateral held by Bank			631,000
Charge-off of unsecured amount			$ 6,400,000